Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Financial assets:
Cash and deposits with banks	¥ 57,763,441	¥ 54,645,472	¥ 54,696,069	¥ 47,330,155
Call loans and bills bought	2,465,745	1,881,880	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703	8,491,703
Trading assets	2,767,691	3,169,123	3,169,123
Derivative financial instruments	3,382,574	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,641,416	3,110,375	1,547,672
Investment securities	17,825,027	19,147,158	20,495,075
Loans and advances	90,682,938	84,805,192	85,129,070
Other financial assets	3,609,129		3,598,642
Financial assets included in assets held for sale			3,208,771
Total	191,483,955		186,103,276
Financial liabilities:
Deposits	134,404,652	128,461,527	128,461,527
Call money and bills sold	1,307,779	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	12,887,249	12,022,593	12,022,593
Trading liabilities	1,998,694	2,143,899	2,143,899
Derivative financial instruments	3,051,773	3,498,016	3,498,016
Borrowings	12,167,858	10,652,481	10,652,481
Debt securities in issue	11,171,209	¥ 10,569,117	10,569,117
Other financial liabilities	5,596,513		6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale			3,377,527
Total	182,585,727		178,607,131
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Cash and deposits with banks			4,773
Trading assets	2,767,691		3,169,123
Derivative financial instruments	3,382,574		3,885,271
Financial assets at fair value through profit or loss	2,641,416		1,547,672
Investment securities			2,588
Loans and advances			3,169
Financial assets included in assets held for sale			1,693
Total	8,791,681		8,614,289
Financial liabilities:
Deposits	666		13,929
Trading liabilities	1,998,694		2,143,899
Derivative financial instruments	3,051,773		3,498,016
Borrowings	1,716		1,198
Debt securities in issue	(4,676)		(7,635)
Financial liabilities included in liabilities directly associated with the assets held for sale			5,971
Total	5,048,173		5,655,378
Financial Assets and Liabilities at Amortized Cost [member]
Financial liabilities:
Deposits	134,403,986		128,447,598
Call money and bills sold	1,307,779		1,190,929
Repurchase agreements and cash collateral on securities lent	12,887,249		12,022,593
Borrowings	12,166,142		10,651,283
Debt securities in issue	11,175,885		10,576,752
Other financial liabilities	5,596,513		6,691,042
Financial liabilities included in liabilities directly associated with the assets held for sale			3,371,556
Total	177,537,554		172,951,753
Held-to-maturity investments [member]
Financial assets:
Investment securities			372,459
Total			372,459
Loans and receivables [Member]
Financial assets:
Cash and deposits with banks			54,691,296
Call loans and bills bought			1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed			8,491,703
Loans and advances			85,125,901
Other financial assets			3,598,642
Financial assets included in assets held for sale			3,098,196
Total			156,887,618
Available-for-sale financial assets [member]
Financial assets:
Investment securities			20,120,028
Financial assets included in assets held for sale			108,882
Total			¥ 20,228,910
Financial Assets and Liabilities at Amortised Cost [member]
Financial assets:
Cash and deposits with banks	57,763,441
Call loans and bills bought	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994
Investment securities	318,914
Loans and advances	90,682,938
Other financial assets	3,609,129
Total	165,186,161
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	13,333,221
Total	13,333,221
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	4,172,892
Total	¥ 4,172,892